INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

15.    INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Trademark	1,581	1,230
Computer software	94,712	135,218
Less: accumulated amortization	(40,809)	(56,848)
Intangible assets, net	55,484	79,600

Amortization expense was RMB10 million, RMB12 million and RMB17 million for the years ended December 31, 2020, 2021 and 2022, respectively.